INCOME TAXES - Continuity of Deferred Tax Asset (Liability) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 48,298	$ 63,713
Recognized in profit (loss)	(48,295)	(15,415)
Recognized in equity	(3)	0
Ending balance	0	48,298
Property, plant and equipment and exploration and evaluation assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(6,845)	(12,555)
Recognized in profit (loss)	6,845	5,710
Recognized in equity	0	0
Ending balance	0	(6,845)
Decommissioning liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	16,365	16,967
Recognized in profit (loss)	(16,365)	(602)
Recognized in equity	0	0
Ending balance	0	16,365
Risk management contract asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(8,943)	0
Recognized in profit (loss)	8,943	(8,943)
Recognized in equity	0	0
Ending balance	0	(8,943)
Risk management contract liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,206	4,477
Recognized in profit (loss)	(1,206)	(3,271)
Recognized in equity	0	0
Ending balance	0	1,206
Share issue costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	840	1,950
Recognized in profit (loss)	(983)	(1,110)
Recognized in equity	143	0
Ending balance	0	840
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	38,915	38,895
Recognized in profit (loss)	(38,915)	20
Recognized in equity	0	0
Ending balance	0	38,915
Finance lease obligation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,860	2,276
Recognized in profit (loss)	(1,860)	(416)
Recognized in equity	0	0
Ending balance	0	1,860
Onerous lease
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0
Recognized in profit (loss)	0
Recognized in equity	0
Ending balance	0	0
Deferred capital obligation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	5,910
Recognized in profit (loss)		(5,910)
Recognized in equity		0
Ending balance		0
Deferred financing obligation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	406	2,032
Recognized in profit (loss)	(406)	(1,626)
Recognized in equity	0	0
Ending balance	0	406
Deferred gain on sale
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	3,515	2,890
Recognized in profit (loss)	(3,515)	625
Recognized in equity	0	0
Ending balance	0	3,515
Alberta non-capital losses greater than Federal non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,935	1,935
Recognized in profit (loss)	(1,935)	0
Recognized in equity	0	0
Ending balance	0	1,935
Senior Notes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	756	418
Recognized in profit (loss)	(756)	338
Recognized in equity	0	0
Ending balance	0	756
Convertible Debentures
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,616)	(3,028)
Recognized in profit (loss)	2,616	412
Recognized in equity	0	0
Ending balance	0	(2,616)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	904	1,546
Recognized in profit (loss)	(758)	(642)
Recognized in equity	(146)	0
Ending balance	$ 0	$ 904